Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	107 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
Class A Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Medalist Partners MBS Total Return Fund Class A Shares (with sales charge)
Average Annual Return, Percent	13.98%	1.42%	2.69%
Investor Share Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Medalist Partners MBS Total Return Fund Investor Share Class
Average Annual Return, Percent	16.15%	1.78%		3.02%
Institutional Share Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Medalist Partners MBS Total Return Fund Institutional Share Class
Average Annual Return, Percent	16.46%	1.98%		3.25%
Investor Share Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Medalist Partners Short Duration Fund Investor Share Class
Average Annual Return, Percent	8.79%	2.96%		2.61%
Institutional Share Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Medalist Partners Short Duration Fund Institutional Share Class
Average Annual Return, Percent	9.06%	3.20%		2.85%
Without Sales Load [Member] | Class A Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Medalist Partners MBS Total Return Fund Class A Shares (without sales charge)
Average Annual Return, Percent	16.27%	1.82%	2.92%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)	1.60%
Bloomberg U.S. Mortgage-Backed Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return, Percent	7.33%	(0.35%)	1.03%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)		1.52%
Bloomberg U.S. Mortgage-Backed Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return, Percent	7.33%	(0.35%)		1.09%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)		1.52%
Bloomberg U.S. Mortgage-Backed Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return, Percent	7.33%	(0.35%)		1.09%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)		1.52%
Bloomberg 1-3 Year Government Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Government Index
Average Annual Return, Percent	5.00%	1.37%		1.34%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.88%	(0.01%)		1.52%
Bloomberg 1-3 Year Government Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Government Index
Average Annual Return, Percent	5.00%	1.37%		1.34%